UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23480

Conversus StepStone Private Markets

(Exact name of registrant as specified in charter)

128 S Tryon St., Suite 880

Charlotte, NC 28202

(Address of principal executive offices) (Zip code)

Robert W. Long

Chief Executive Officer

StepStone Conversus LLC

128 S Tryon St., Suite 880

Charlotte, NC 28202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

Conversus StepStone Private Markets

Consolidated Financial Statements

September 30, 2021

Semi-Annual Report

(unaudited)

Conversus StepStone Private Markets

Semi-Annual Report

September 30, 2021 (unaudited)

Conversus StepStone Private Markets

Consolidated Schedule of Investments

September 30, 2021 (unaudited)

Investment Funds(a)(b)(c)(d) — 59.1%

Name	Acquisition Date(e)	Asset Class	Geographic Region(f)	Fair Value
Global Infrastructure Partners II-C, L.P. (g)	06/30/2021	Private Equity	North America	$12,238,054
Valar Co-Invest 1 LP (g)(h)	12/29/2020	Private Equity	North America	9,784,506
Kelso Breathe Investor (DE), L.P. (g)	02/11/2021	Private Equity	North America	6,283,238
Audax Private Equity Fund IV CF, L.P. (g)	12/24/2020	Private Equity	North America	5,954,666
HPH II International FF, LP (g)	07/12/2021	Private Equity	North America	5,335,988
Webster Equity Partners III-A, L.P. (g)	04/29/2021	Private Equity	North America	4,644,824
Excellere Capital Fund II, L.P. (g)	04/01/2021	Private Equity	North America	4,576,880
Harvest Partners VI, L.P. (g)(i)	03/31/2021	Private Equity	North America	3,698,507
THL HT Parallel SPV, L.P. (g)	11/30/2020	Private Equity	North America	3,284,416
Berkshire Fund VIII, L.P. (g)(j)	09/04/2021	Private Equity	North America	3,167,226
Berkshire Fund IX, L.P. (g)(j)	09/04/2021	Private Equity	North America	3,122,059
Pine Brook Capital Partners II, L.P. (g)(k)	12/31/2020	Private Equity	North America	3,021,416
TA Atlantic and Pacific VII-B (g)(k)	12/31/2020	Private Equity	North America	2,932,528
Patriot SPV, L.P. (g)	03/18/2021	Private Equity	North America	2,708,980
AHP Fund I PV Feeder L.P. (g)	12/28/2020	Private Equity	North America	2,688,484
Apollo Overseas Partners (Delaware 892) VIII, L.P. (g)(k)	04/01/2021	Private Equity	North America	2,574,708
OHCP V GA COI, L.P. (g)	12/16/2020	Private Equity	North America	2,449,968
Ampersand CF Limited Partnership (g)	11/12/2020	Private Equity	North America	2,401,967
SPC Partners IV, L.P. (g)(l)	03/31/2021	Private Equity	North America	2,104,602
Tailwind Capital Partners II (g)	12/31/2020	Private Equity	North America	1,783,043
Gridiron Capital Fund II, L.P. (g)(l)	04/01/2021	Private Equity	North America	1,653,451
Sterling Investment Partners III, L.P. (g)(k)	01/01/2021	Private Equity	North America	1,518,720
FFL Parallel Fund IV, L.P. (g)(k)	01/01/2021	Private Equity	North America	1,358,395
Odyssey Investment Partners Fund IV, LP (g)	04/01/2021	Private Equity	North America	1,161,269
Blackstone Capital Partners VI L.P. (g)(k)	01/01/2021	Private Equity	North America	1,150,801
Apollo Natural Resources Partners II, L.P. (g)(k)	04/01/2021	Private Equity	North America	1,067,578
Oak Hill Capital Partners V, L.P. (g)	01/29/2021	Private Equity	North America	1,013,196
AHP Fund II PV Feeder L.P. (g)	12/28/2020	Private Equity	North America	737,900
Quintana Energy Partners II, L.P. (g)(i)	04/02/2021	Private Equity	North America	666,838
Worldview Technology Partners IV, L.P. (g)(k)	04/01/2021	Private Equity	North America	619,716
Water Street Healthcare Partners II, L.P. (g)	04/01/2021	Private Equity	North America	537,673
Apollo Natural Resources Partners, L.P. (g)(k)	04/01/2021	Private Equity	North America	409,406
Gridiron Strategic Advisors Fund, L.P. (g)(l)	04/01/2021	Private Equity	North America	388,583
SPC Partners V, L.P. (g)(k)	12/31/2020	Private Equity	North America	347,903
LLR Equity Partners III, L.P. (g)(l)	04/02/2021	Private Equity	North America	299,771
AEA Investors Fund V LP (g)(k)	12/31/2020	Private Equity	North America	282,026
Madison Dearborn Capital Partners VIII-C, L.P. (g)	03/12/2021	Private Equity	North America	257,667
TPG Growth II, L.P. (g)(l)	04/09/2021	Private Equity	North America	200,487
Saw Mill Capital Investors, L.P. (g)(i)	04/09/2021	Private Equity	North America	191,622
Littlejohn Fund IV—A L.P. (g)(k)	12/31/2020	Private Equity	North America	175,097
ABRY Partners VI, L.P. (g)(l)	03/31/2021	Private Equity	North America	141,818
Gores Capital Partners III, L.P. (g)(k)	01/01/2021	Private Equity	North America	112,968
Clearview Capital Fund II, L.P. (g)(l)	03/31/2021	Private Equity	North America	77,060
ABRY Senior Equity III, L.P. (g)(l)	03/31/2021	Private Equity	North America	71,420
Apollo Overseas Partners (Delaware 892) VII, L.P. (g)(k)	04/01/2021	Private Equity	North America	59,044
TowerBrook Investors III (Parallel), L.P. (g)	12/31/2020	Private Equity	North America	25,023
Riverside Fund IV, L.P. (g)(i)	04/09/2021	Private Equity	North America	17,582

Total North America — 49.9%				99,299,074

Sixth Cinven Fund (No. 3) Limited Partnership (g)(l)	10/30/2020	Private Equity	Europe	8,335,711
Fifth Cinven Fund (No. 1) Limited Partnership (g)(l)	10/30/2020	Private Equity	Europe	3,212,233
LQG JV Landmark Portfolio GmbH & Co KG (g)(l)	07/12/2021	Real Estate	Europe	1,107,939
Eurostone SRIO II S.C.A (g)(l)	07/12/2021	Real Estate	Europe	1,022,061
Astorg V (g)	01/01/2021	Private Equity	Europe	874,047
Kitty Hawk Capital Partners IV (Euro Feeder I) L.P. (g)(l)	07/12/2021	Real Estate	Europe	763,313
WREP#2 Luxco S.à r.l. (g)(l)	07/12/2021	Real Estate	Europe	716,787
Equistone Partners Europe Fund IV (g)	12/31/2020	Private Equity	Europe	410,915
DFI European Value-Add Fund II (g)(l)	07/12/2021	Real Estate	Europe	336,084
Harbert European Real Estate Fund III, L.P. (g)(l)	07/12/2021	Real Estate	Europe	122,381

Total Europe — 8.5%				16,901,471

Carlyle South America Buyout Fund, L.P. and Parallel Vehicles (g)(k)	01/01/2021	Private Equity	Latin America	782,582
Carlyle MENA Partners, L.P. and Parallel Vehicles (g)(k)	01/01/2021	Private Equity	Middle East	473,929

Total Rest of World — 0.7%				1,256,511

Total Investment Funds — 59.1% (Cost $86,609,720)				$117,457,056

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2021 (unaudited)

Co-Investments — Private Equity — 17.3%

Name	Acquisition Date(e)	Asset Class	Geographic Region(f)	Shares	Fair Value
MH Fund II Co-Invest, LP (g)(j)	03/23/2021	Real Estate	North America	(m)	$5,919,434
Decisions, LLC (g)(i)	12/28/2020	Private Equity	North America	1,718,769	5,212,850
Apple Co-Invest L.P. (g)	09/20/2021	Infrastructure	North America	(n)	5,000,000
THL Fund IX Investors (Beacon), L.P. (g)	05/05/2021	Private Equity	North America	(n)	2,486,950
BPCP Speedstar Acquisition, LLC (g)(j)	01/20/2021	Private Equity	North America	1,900	1,849,492
TPG VIII Merlin CI II, L.P. (g)	07/30/2021	Private Equity	North America	(n)	1,781,467

Total North America — 11.2%					22,250,193

Palace Co-Invest, SLP (g)	08/07/2021	Infrastructure	Europe	(o)	9,266,767
BC Partners Defender Co-Investment L.P. (g)	09/10/2021	Private Equity	Europe	(p)	2,982,517

Total Europe — 6.1%					12,249,284

Total Co-Investments — Private Equity — 17.3% (Cost $32,300,609)					$34,499,477

Co-Investment — Direct Debt — 2.0%

Name	Rate	Acquisition Date(e)	Maturity Date	Investment Type	Principal	Fair Value
Hao Tian Asia Investment Co Ltd. Facility A (g)(l)	10.65%	06/04/2021	10/11/2024	Mezzanine	$4,005,780	$3,957,198

Total Rest of World — 2.0%						3,957,198

Total Co-Investment — Direct Debt — 2.0% (Cost $4,160,519)						$3,957,198

Cash Equivalent — 22.1%

Name	Asset Class	Geographic Region(f)	Shares	Fair Value
First American Government Obligations Fund, Class X 0.03%(q)(r)	Cash Equivalent	North America	44,008,205	$44,008,205

Total Cash Equivalent — 22.1% (Cost $44,008,205)				$44,008,205

Total Investments — 100.5% (Cost $167,079,053)				$199,921,936

Other Assets and Liabilities, Net — (0.5)%				(1,021,370)

Net Assets — 100.0%				$198,900,566

(a)	Investment Funds include secondary fund investments.
(b)	Investment does not issue shares.
(c)	Non-income producing.
(d)	Investment funds are not redeemable and the final distribution date is not known at this time.
(e)

Private assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date.

(f)	Geographic region generally reflects the location of the Investment Manager.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	Partnership is invested in Wise plc listed on the London Stock Exchange effective July 7, 2021.
(i)	Security is held by CPRIM LLC — Series B.
(j)	Security is held by CPRIM LLC — Series A.
(k)	Security is held by CPRIM Cayman II LLC.
(l)	Security is held by CPRIM Cayman LLC.
(m)	As of September 30, 2021, CPRIM LLC — Series A owns 2.17% of this limited partnership.
(n)	As of September 30, 2021, CPRIM owns less than 1% of this limited partnership.
(o)	As of September 30, 2021, CPRIM owns 1.78% of this limited partnership.
(p)	As of September 30, 2021, CPRIM owns 1.47% of this limited partnership.
(q)	The rate reported is the 7-day effective yield at the period end.
(r)	The audited statements of the fund can be found at sec.gov.

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Consolidated Statement of Assets and Liabilities

September 30, 2021 (unaudited)

Assets:
Investments, at fair value (Cost $123,070,848)	$155,913,731
Cash equivalents, at fair value (Cost $44,008,205)	44,008,205
Cash denominated in foreign currency (Cost $136,179)	134,012
Cash held in escrow	21,352,677
Due from adviser	623,189
Due from feeder	443,910
Dividend and interest receivable	143,160
Other assets	28,401

Total Assets	222,647,285

Liabilities:
Revolving credit facility	$—
Less deferred debt issuance costs	(143,273)

Revolving credit facility less deferred debt issuance costs	(143,273)
Subscriptions received in advance	21,352,677
Deferred tax liability	1,029,655
Payable for investments purchased	725,802
Professional fees payable	362,623
Management fees payable	228,896
Trustees’ fees payable	40,358
Commitment fees payable	20,857
Other accrued expenses	129,124

Total Liabilities	23,746,719

Commitments and Contingencies (see Note 7)
Net Assets	$198,900,566

Net Assets Consist of:
Paid-in capital	$156,807,670
Total distributable earnings	42,092,896

Net Assets	$198,900,566

Class I:
Net Assets	$190,071,248
Outstanding Shares	4,725,736

Net Asset Value Per Share	$40.22

Class D:
Net Assets	$8,668,436
Outstanding Shares	215,786

Net Asset Value Per Share	$40.17

Class S:
Net Assets	$80,441
Outstanding Shares	2,000

Net Asset Value Per Share	$40.22

Class T:
Net Assets	$80,441
Outstanding Shares	2,000

Net Asset Value Per Share	$40.22

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Consolidated Statement of Operations

For the Six Months Ended September 30, 2021 (unaudited)

Investment Income:
Interest income	$148,891
Dividend income net of taxes withheld	2,669,868

Total Investment Income	2,818,759

Expenses:
Management fees	1,035,541
Amortization of offering costs	386,051
Professional fees	342,405
Tax expense	309,833
Revolving credit facility fees and expenses (1)	100,919
Administration fees	85,358
Trustees’ fees	80,139
Transfer agent fees	57,106
Other expenses	128,434

Total Expenses	2,525,786
Less:
Operating expenses in excess of expense cap (see Note 4)	(337,371)

Net Expenses	2,188,415

Net Investment Income	630,344

Net realized gains on investments and foreign currency translation	9,497,667
Net change in unrealized appreciation on investments and foreign currency translation	15,777,552

Net Realized Gains and Change in Unrealized Appreciation on Investments and Foreign Currency Translation	25,275,219

Net Increase in Net Assets Resulting from Operations	$25,905,563

(1)	Includes amortization of debt issuance costs, commitment fees and interest expense.

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Consolidated Statements of Changes in Net Assets

	Six Months Ended September 30, 2021 (Unaudited)	For the Period Ended March 31, 2021 (1)
Net Increase in Net Assets Resulting from Operations:
Net investment income (loss)	$630,344	$(1,450,981)
Net realized gains on investments and foreign currency translation	9,497,667	610,381
Net change in unrealized appreciation on investments and foreign currency translation	15,777,552	17,027,933

Net Increase in Net Assets Resulting from Operations	25,905,563	16,187,333

Capital Transactions (see Note 8):
Class I:
Proceeds from shares issued	84,363,194	65,524,476
Class D:
Proceeds from shares issued	2,752,500	4,067,500
Class S:
Proceeds from shares issued	—	50,000
Class T:
Proceeds from shares issued	—	50,000

Increase in Net Assets Resulting from Capital Transactions	87,115,694	69,691,976

Total Increase in Net Assets	113,021,257	85,879,309

Net Assets:
Beginning of period	85,879,309	—

End of period	$198,900,566	$85,879,309

(1)	The Fund commenced operations on October 1, 2020.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2021 (unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$25,905,563
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash used in Operating Activities:
Purchases of investments	(72,872,092)
Distributions from investments	16,511,264
Net realized gains on investments and foreign currency translation	(9,497,667)
Net change in unrealized appreciation on investments and foreign currency translation	(15,777,552)
Increase in due from adviser	(337,371)
Increase in due from feeder	(443,910)
Increase in dividend and interest receivable	(143,160)
Decrease in deferred offering costs	386,051
Increase in other assets	(25,466)
Increase in subscriptions received in advance	13,297,877
Increase in deferred tax liability	309,833
Increase in payable for investments purchased	725,802
Decrease in professional fees payable	(39,377)
Increase in management fees payable	129,170
Increase in trustees’ fees payable	139
Increase in commitment fees payable	8,531
Decrease in interest expense payable	(1,450)
Increase in other accrued expenses	64,002

Net Cash used in Operating Activities	(41,799,813)

Cash Flows from Financing Activities:
Proceeds from shares issued	87,115,694
Proceeds from revolving credit facility	20,000,000
Repayments of revolving credit facility	(40,000,000)
Amortization of debt issuance costs	(45,408)

Net Cash provided by Financing Activities	67,070,286

Net Increase in Cash Equivalents, Cash Denominated in Foreign Currency and Cash Held in Escrow	25,270,473

Cash Equivalents, Cash Denominated in Foreign Currency and Cash Held in Escrow:
Beginning of period	40,224,421

End of period	65,494,894

End of period balances
Cash equivalents	44,008,205
Cash denominated in foreign currency	134,012
Cash held in escrow	21,352,677

End of period balance	$65,494,894

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest expense and commitment fees	$18,117

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Consolidated Financial Highlights

Class I	Six Months Ended September 30, 2021 (Unaudited)		For the Period Ended March 31, 2021 (1)
Net Asset Value Per Share, Beginning of Period	$33.65		$25.00

Net Increase in Net Assets Resulting from Operations:
Net Investment Income (Loss)(2)	0.17		(0.89)
Net Realized Gains and Change Unrealized Appreciation on Investments and Foreign Currency Translation(2)	6.40		9.54

Net Increase in Net Assets Resulting from Operations	6.57		8.65

Net Asset Value Per Share, End of Period	$40.22		$33.65

Total Return†	19.52%		34.60%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$190,071		$81,122
Ratio of Expenses Net of Waivers to Average Net Assets	2.82	%*	6.05	%*
Ratio of Gross Expenses to Average Net Assets	3.31	%*	11.57	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.12	%*	(5.85	)%*
Portfolio Turnover Rate	14.4	%**	6.0	%**

(1)	The Class commenced operations on October 1, 2020.
(2)	Per share data calculated using average shares outstanding during the period.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*	Annualized.
**	Represents lesser of purchases or sales/distributions from investments for the period divided by the average of the monthly fair value of investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Consolidated Financial Highlights (continued)

Class D	Six Months Ended September 30, 2021 (Unaudited)		For the Period Ended March 31, 2021 (1)
Net Asset Value Per Share, Beginning of Period	$33.62		$25.00

Net Increase in Net Assets Resulting from Operations:
Net Investment Income (Loss)(2)	0.12		(1.17)
Net Realized Gains and Change Unrealized Appreciation on Investments and Foreign Currency Translation(2)	6.43		9.79

Net Increase in Net Assets Resulting from Operations	6.55		8.62

Net Asset Value Per Share, End of Period	$40.17		$33.62

Total Return†	19.48%		34.48%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$8,668		$4,623
Ratio of Expenses Net of Waivers to Average Net Assets	2.88	%*	7.72	%*
Ratio of Gross Expenses to Average Net Assets	3.39	%*	11.54	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.86	%*	(7.47	)%*
Portfolio Turnover Rate	14.4	%**	6.0	%**

(1)	The Class commenced operations on October 1, 2020.
(2)	Per share data calculated using average shares outstanding during the period.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.
*	Annualized.
**	Represents lesser of purchases or sales/distributions from investments for the period divided by the average of the monthly fair value of investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Consolidated Financial Highlights (continued)

Class S	Six Months Ended September 30, 2021 (Unaudited)		For the Period Ended March 31, 2021 (1)
Net Asset Value Per Share, Beginning of Period	$33.65		$25.00

Net Increase in Net Assets Resulting from Operations:
Net Investment Income (Loss)(2)	0.13		(0.79)
Net Realized Gains and Change Unrealized Appreciation on Investments and Foreign Currency Translation(2)	6.44		9.44

Net Increase in Net Assets Resulting from Operations	6.57		8.65

Net Asset Value Per Share, End of Period	$40.22		$33.65

Total Return†	19.52%		34.60%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$80		$67
Ratio of Expenses Net of Waivers to Average Net Assets	2.72	%*	5.44	%*
Ratio of Gross Expenses to Average Net Assets	3.24	%*	11.67	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.78	%*	(5.27	)%*
Portfolio Turnover Rate	14.4	%**	6.0	%**

(1)	The Class commenced operations on October 1, 2020.
(2)	Per share data calculated using average shares outstanding during the period.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.
*	Annualized.
**	Represents lesser of purchases or sales/distributions from investments for the period divided by the average of the monthly fair value of investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Consolidated Financial Highlights (continued)

Class T	Six Months Ended September 30, 2021 (Unaudited)		For the Period Ended March 31, 2021 (1)
Net Asset Value Per Share, Beginning of Period	$33.65		$25.00

Net Increase in Net Assets Resulting from Operations:
Net Investment Income (Loss)(2)	0.13		(0.79)
Net Realized Gains and Change Unrealized Appreciation on Investments and Foreign Currency Translation(2)	6.44		9.44

Net Increase in Net Assets Resulting from Operations	6.57		8.65

Net Asset Value Per Share, End of Period	$40.22		$33.65

Total Return†	19.52%		34.60%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$80		$67
Ratio of Expenses Net of Waivers to Average Net Assets	2.72	%*	5.44	%*
Ratio of Gross Expenses to Average Net Assets	3.24	%*	11.67	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.78	%*	(5.27	)%*
Portfolio Turnover Rate	14.4	%**	6.0	%**

(1)	The Class commenced operations on October 1, 2020.
(2)	Per share data calculated using average shares outstanding during the period.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.
*	Annualized.
**	Represents lesser of purchases or sales/distributions from investments for the period divided by the average of the monthly fair value of investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements

September 30, 2021 (unaudited)

1. Organization

Conversus StepStone Private Markets (“Fund” or “CPRIM”) was formed as a Delaware statutory trust under the Delaware Statutory Trust Act on September 6, 2019 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund is offered to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933. The Fund commenced operations on October 1, 2020 (“Commencement of Operations”).

The Fund offers Class I shares, Class D shares, Class S shares and Class T shares (together, the “Shares”) to accredited investors (“Shareholders”) under the Securities Act of 1933, as amended. The Shares are continuously offered with subscriptions taken on a monthly basis at the then-current-month net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund’s Board of Trustees (“Board”).

The Fund’s Board provides broad oversight over the Fund’s investment program, its management and operations and has the right to delegate management responsibilities. StepStone Conversus LLC (“Conversus”) serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. Conversus is a wholly owned business of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by investing in private market assets (“Private Assets”). To achieve its investment objective, the Fund will allocate its assets across private equity, private debt, real estate and infrastructure by making primary and secondary investments in private funds (“Investment Funds”) as well as making direct investments in the equity and/or debt of operating companies, projects or properties (“Co-Investments”).

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. CPRIM is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

The consolidated financial statements include the accounts of subsidiaries wholly-owned by the Fund: CPRIM LLC (Series A and Series B), a Delaware limited liability company, as well as CPRIM Cayman LLC, CPRIM Cayman II LLC and CPRIM Cayman III LLC (together, “CPRIM Cayman”) which are limited liability companies registered in the Cayman Islands. All intercompany accounts and transactions have been eliminated in consolidation.

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in the consolidated financial statements. Actual results could differ from those estimates.

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of the Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements. The Board has adopted valuation policies and procedures (“Valuation Procedures”) and has appointed a pricing committee (“Pricing Committee”) to manage the valuation process for the Fund. The Pricing Committee utilizes the resources and personnel of the Adviser, the Sub-Adviser and the Fund’s administrator in carrying out its responsibilities. The Board receives valuation reports from the Pricing Committee on at least a quarterly basis to determine whether the valuation process is operating in compliance with the Valuation Procedures and the Valuation Procedures are being consistently applied.

Investments held by the Fund in Private Assets include investments in Investment Funds and Co-Investments. These types of investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Procedures. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Pricing Committee at the time the Fund’s investments are valued.

The fair value of the Fund’s investments in Investment Funds, determined by the Pricing Committee in accordance with the Valuation Procedures, are estimates. These estimates are net of management fees and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Investment Funds. Ordinarily, the fair value of an Investment Fund is based on the net asset value of the Investment Fund reported by its investment manager. If the Pricing Committee determines that the most recent net asset value reported by the investment manager of the Investment Fund does not represent fair value or if the investment manager of the Investment Fund fails to report a net asset value to the Fund, a fair value determination is made by the Pricing Committee in accordance with the Valuation Procedures. In making that determination, the Pricing Committee will consider whether it is appropriate, in light of all relevant circumstances, to value such Investment Fund at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value (adjusted net asset value).

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (unaudited)

2. Summary of Significant Accounting Policies (continued)

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Procedures, the Pricing Committee uses a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Pricing Committee makes assumptions that are based on market conditions existing at the Determination Date. Other techniques, such as option pricing models and estimated discounted value of future cash flows, may be used to determine fair value. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

In certain circumstances, the Pricing Committee may determine that cost best approximates the fair value of a particular Private Asset.

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Asset held by the Fund and the value attributed to the same Private Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund when compared to such other client.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gains on investments and foreign currency translation and the change in unrealized appreciation on investments and foreign currency translation in the Consolidated Statement of Operations. As of September 30, 2021, the Fund held investments in ten Investment Funds and three Co-Investments denominated in foreign currencies.

Investment Income

Distributions from Investment Funds and Co-Investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains and dividend income, is based on information received from the investment manager of the Investment Fund or Co-Investment. The change in unrealized appreciation on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on investments for the relevant period.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all fees and expenses of the Private Assets in which the Fund invests (acquired fund fees), management fees, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis. Closing costs associated with the purchase of Investment Funds and Co-Investments are included in the cost of the investment.

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

The Fund’s tax year is the 12-month period ending September 30. In accounting for income taxes, the Fund follows the guidance in ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded there were no uncertain tax positions as of September 30, 2021 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the period ended September 30, 2021, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2021.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. Given the recent Commencement of Operations, the Fund’s tax year ending September 30, 2021 is the only tax year subject to examination by the major tax jurisdictions under the statute of limitations (generally, the three prior taxable years) as of September 30, 2021.

CPRIM LLC, a wholly-owned subsidiary of the Fund, is a domestic limited liability company that has elected to be treated as a C corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent CPRIM LLC has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. CPRIM LLC recorded a deferred tax liability of $1.0 million as of September 30, 2021, resulting from net unrealized appreciation on investments. The CPRIM Cayman subsidiaries are not subject to U.S. federal and state income taxes and will continue to be treated as entities disregarded as separate from their sole owner, the Fund.

Organizational and Offering Costs

Offering costs are treated as deferred charges and amortized over the subsequent 12-month period using the straight-line method. During the period ended September 30, 2021, $0.4 million of offering costs were amortized into expense and are included in the Consolidated Statement of Operations. Total offering costs of $0.7 million have been paid by the Adviser since Inception through September 30, 2021. These costs will be reimbursed by the Fund, subject to recoupment in accordance with the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status.

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Cash Equivalents and Cash Denominated in Foreign Currency

Cash equivalents and cash denominated in foreign currency include monies on deposit with U.S. Bank National Association (“U.S. Bank”), the Fund’s custodian, and money market funds. The money market funds invest primarily in government securities and other short-term, highly liquid instruments with low risk of loss. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on the cash equivalents and cash denominated in foreign currency held by U.S. Bank on the Fund’s behalf.

Cash Held in Escrow

Cash held in escrow represents restricted monies received in advance of the effective date of a Shareholder’s subscription. The monies are on deposit with the Fund’s transfer agent and are released from escrow upon the determination of NAV as of the effective date of the subscription. The liability for subscriptions received in advance is included in the Consolidated Statement of Assets and Liabilities.

Transactions with Affiliates

As of September 30, 2021, the Fund had a due from feeder balance of $0.4 million for operating expenses paid by the Fund on behalf of Conversus StepStone Private Markets Feeder Ltd.

As of September 30, 2021, the Fund had a due from adviser balance of $0.6 million related to the Expense Limitation and Reimbursement Agreement (see Note 4).

Recent Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued guidance intended to simplify the accounting for income taxes. The new guidance eliminates certain exceptions to the existing approach in ASC 740, and clarifies other guidance within the standard; it was effective for the Fund on January 1, 2021. Based on the Fund’s current application of ASC 740, the guidance did not have a material impact on the Fund’s Consolidated Financial Statements.

3. Fair Value Measurements

In accordance with U.S. GAAP, ASC Topic 820, Fair Value Measurements, the fair value of the Fund’s investments is disclosed in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels:

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (unaudited)

3. Fair Value Measurements (continued)

•

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date. The types of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over the counter;

•

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active. The types of investments included in Level 2 can include corporate notes, convertible notes, warrants and restricted equity securities; and

•

Level 3 – Inputs that are unobservable. The inputs into determination of fair value require significant management judgement and/or estimation. The types of investments generally included in Level 3 are equity and debt investments that are privately owned. The Fund’s investments in Investment Funds and Co-Investments are generally classified as Level 3. Investment Funds included within Level 3 are valued at adjusted net asset value as discussed in Note 2.

The following table summarizes the Fund’s investments classified in the fair value hierarchy as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$117,457,056	$117,457,056
Co-Investments	—	—	38,456,675	38,456,675
Cash Equivalents	44,008,205	—	—	44,008,205

Total Investments	$44,008,205	$—	$155,913,731	$199,921,936

The following table shows a reconciliation of the investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of April 1, 2021	Net Transfers Into Level 3	Purchases	Distributions	Realized Gains	Net Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2021
Investment Funds	$24,022,511	$37,611,567	$47,010,965	$(16,511,264)	$9,497,667	$15,825,610	$117,457,056
Co-Investments	6,962,500	5,681,106	25,861,127	—	—	(48,058)	38,456,675

Total Investments	$30,985,011	$43,292,673	$72,872,092	$(16,511,264)	$9,497,667	$15,777,552	$155,913,731

The following table summarizes quantitative information related to significant unobservable inputs (Level 3) used in determining fair value for investments held as of September 30, 2021:

Type of Security	Fair Value as of September 30, 2021	Valuation Technique	Unobservable Input	Single Input or Range of Inputs
Investment Funds	$117,457,056	Adjusted reported net asset value	Reported net asset value/fair value adjustments	n/a
Co-Investment	3,957,198	Exit price	Recent transaction price	n/a
Co-Investment	5,919,434	Reported fair value	Reported fair value	n/a
Co-Investment	5,212,850	Market comparable companies	Enterprise value to revenue multiple	9.5x
Co-Investments	23,367,193	Recent transaction	Recent transaction price	n/a

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (unaudited)

4. Investment Adviser

For its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”), which is paid monthly in arrears, at an annual rate of 1.40%, based on the Fund’s month-end net assets. The Adviser pays the Sub-Adviser 50% of the Management Fee monthly in arrears. For the six months ended September 30, 2021, the Adviser earned $1.0 million in Management Fees of which $0.2 million was payable as of September 30, 2021.

The Fund has entered into the Expense Limitation and Reimbursement Agreement with the Adviser through September 30, 2022 (“Limitation Period”). The Adviser may extend the Limitation Period for a period of one year on an annual basis. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate monthly ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund in respect of each class of shares during the Limitation Period to an amount not to exceed 1.0%, on an annualized basis, of the Fund’s month-end net assets (“Expense Cap”).

Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the management fee; (ii) all fees and expenses of the private market assets in which the Fund invests (“Acquired Fund Fees”); (iii) transactional costs, including legal costs and brokerage commissions associated with the acquisition and disposition of private market assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with the credit facility; (vi) distribution and shareholder servicing fees; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence.

To the extent the Fund’s aggregate annual ordinary operating expenses, exclusive of the Specified Expenses, exceed the Expense Cap, the Adviser will waive its management fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its management fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup any such amounts for a period not to exceed three years from the month in which such fees and expenses are waived, reimbursed or paid, even if such recoupment occurs after the end of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses if the ordinary operating expenses have fallen to a level below the Expense Cap and the recouped amount does not raise the level of ordinary operating expenses in the month of recoupment to a level that exceeds the Expense Cap.

Expenses in excess of the Expense Cap subject to recoupment under the Expense Limitation and Reimbursement Agreement were $0.3 million for the six months ended September 30, 2021 and $1.7 million since Inception. The Adviser paid expenses on behalf of the Fund totaling $1.1 million through September 30, 2021. The Consolidated Statement of Assets and Liabilities includes a due from adviser of $0.6 million as of September 30, 2021 reflecting expenses in excess of the Expense Cap less expenses paid by the Adviser.

5. Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (“SEI”) serves as the Fund’s administrator. In this role, SEI provides administrative and accounting services to the Fund and charges the Fund fees that are based on the Fund’s assets under management, subject to a minimum annual fee. For the six months ended September 30, 2021, SEI earned $0.09 million in administration fees of which $0.02 million was payable as of September 30, 2021.

US Bank serves as the Fund’s custodian and charges the Fund fees based on average assets under management and also charges various transaction related fees. For the six months ended September 30, 2021, U.S. Bank earned $0.01 million in custody fees of which none was payable as of September 30, 2021.

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (unaudited)

5. Administrator, Custodian and Transfer Agent (continued)

Atlantic Shareholder Services, LLC (“Atlantic”) serves as the Fund’s transfer agent. Atlantic receives and processes purchase orders, effects issuance of shares, prepares and transmits payments for distributions, receives and processes tender offers and maintains records of account. Atlantic charges the Fund an asset-based fee and various transaction or account level fees. For the six months ended September 30, 2021, Atlantic earned $0.06 million in transfer agent fees of which $0.02 million was payable as of September 30, 2021.

6. Revolving Credit Facility

Effective August 31, 2020, the Fund entered into a revolving credit agreement, as amended from time to time (“Credit Facility”), with Cadence Bank, N.A. The Credit Facility has a maximum borrowing level of $30.0 million. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing between the Fund’s acquisition of Private Assets in advance of the receipt of monthly subscriptions. The Credit Facility’s term ends on August 30, 2022. The Credit Facility has an interest rate of London Interbank Offered Rate (“LIBOR”) plus 2.25% per annum, with a minimum rate of 3.0%. The average interest rate on short-term borrowings during the period was 3.0%. The Credit Facility has an unused fee of 0.25% per annum on the average daily unused balance. In conjunction with the Credit Facility, the Fund paid a closing fee of 0.50% which is being amortized in the Consolidated Statement of Operations over the two-year term of the Credit Facility. The average daily short-term borrowings outstanding during the six months ended September 30, 2021 was $0.1 million. There was no balance outstanding on the Credit Facility as of September 30, 2021.

7. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, its knowledge of the third-party service provider contracts and its day-to-day activities on behalf of the Fund, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8. Capital Share Transactions

The Fund offers Class I, Class D, Class S and Class T Shares. The minimum initial investment for Class T, Class S and Class D Shares from each investor is $0.05 million and the minimum initial investment from each investor for Class I Shares is $1.0 million. Investors purchasing Class D and Class S Shares may be charged a sales load up to a maximum of 3.5%, and investors purchasing Class T Shares may be charged a sales load up to a maximum of 1.5%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per share (determined as of the close of business on the last business day of the immediately preceding month).

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (unaudited)

8. Capital Share Transactions (continued)

The following table summarizes the Capital Share transactions for the six months ended September 30, 2021 and the period ended March 31, 2021:

	For the Six Months Ended September 30, 2021		For the Period Ended March 31, 2021
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I	2,315,249	$84,363,194	2,410,487	$65,524,476
Class D	78,296	2,752,500	137,490	4,067,500
Class S	—	—	2,000	50,000
Class T	—	—	2,000	50,000

Increase in Shares and Net Assets	2,393,545	$87,115,694	2,551,977	$69,691,976

Beginning no later than the end of the first calendar quarter of 2022, it is expected that the Adviser will recommend to the Board, subject to the Board’s discretion, that the Fund commence a quarterly share repurchase program where the total amount of aggregate repurchases of Shares will be up to 5% of the Fund’s outstanding Shares per quarter. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2% of the NAV of the Shares repurchased by the Fund. The Adviser may not recommend, or the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. There can be no assurance that the Board will accept the Adviser’s recommendation.

9. Investment Transactions and Commitments

Purchases of Investment Funds and Co-Investments during the six months ended September 30, 2021 totaled $47.0 million and $25.9 million, respectively. Total proceeds received from return of capital were $7.0 million during the six months ended September 30, 2021.

As of September 30, 2021, the Fund had total unfunded commitments of $50.2 million to Investment Funds and $4.0 million to Co-Investments. The Fund expects to fulfill unfunded commitments through the use of current liquidity, future distributions from Investment Funds and Co-Investments, borrowings under the Credit Facility and future Shareholder subscriptions.

10. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

11. COVID-19

COVID-19 has continued to significantly impact social and economic activity in the U.S. and global markets. The impact of COVID-19, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. COVID-19 may result in substantial market volatility and may adversely impact the values and liquidity of the Fund’s investments, and consequently, the Fund’s performance.

Conversus StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (unaudited)

12. Subsequent Events

Effective November 1, 2021, there were additional subscriptions into the Fund in the amount of $53.4 million, including $6.5 million subscribed by Conversus StepStone Private Markets Feeder Ltd.

The Fund has evaluated subsequent events through the date the financial statements were issued and has determined there have not been any additional events that have occurred that would require adjustments or disclosures in the financial statements or the accompanying notes.

Conversus StepStone Private Markets

Disclosure of Fund Expenses

September 30, 2021 (unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and Acquired Fund Fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 to September 30, 2021) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after the Expense Cap that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your share class under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” result for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratios	Expenses Paid During Period *
Actual Fund Return
Class I	$1,000.00	$1,195.20	2.82%	$15.52
Class D	1,000.00	1,194.80	2.88	15.85
Class S	1,000.00	1,195.20	2.72	14.97
Class T	1,000.00	1,195.20	2.72	14.97
Hypothetical 5% Return
Class I	$1,000.00	$1,010.93	2.82%	$14.22
Class D	1,000.00	1,010.63	2.88	14.52
Class S	1,000.00	1,011.43	2.72	13.72
Class T	1,000.00	1,011.43	2.72	13.72

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

CON-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)	The Schedule of Investments in unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conversus StepStone Private Markets

By (Signature and Title)	/s/ Robert W. Long
Robert W. Long
President and Principal Executive Officer

Date: December 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert W. Long
Robert W. Long
President and Principal Executive Officer

Date: December 2, 2021

By (Signature and Title)	/s/ Timothy A. Smith
Timothy A. Smith
Treasurer and Principal Financial Officer

Date: December 2, 2021